Analysis of performance by segment - Short-term fluctuations related to debt securities - (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 GBP (£)
Interest-related realised (losses) gains:
Total short-term fluctuations related to debt securities		£ (558)		£ (1,563)		£ (1,678)
Jackson (US insurance operations) | Debt securities
(Charges) credits in the year:
Risk margin allowance deducted from adjusted IFRS operating profit based on longer-term investment returns	$ 104	77	$ 112	86	$ 120	89
Operating segments
Interest-related realised (losses) gains:
Total short-term fluctuations related to debt securities		(578)		(1,583)		(1,474)
Operating segments | Jackson (US insurance operations)
Interest-related realised (losses) gains:
Total short-term fluctuations related to debt securities		(100)		(1,568)		(1,455)
Operating segments | Jackson (US insurance operations) | Debt securities
(Charges) credits in the year:
Losses on sales of impaired and deteriorating bonds		(4)		(3)		(94)
Defaults						(4)
Bond write-downs		(4)		(2)		(35)
Recoveries/reversals		19		10		15
Total credits (charge) in the year		11		5		(118)
Risk margin allowance deducted from adjusted IFRS operating profit based on longer-term investment returns		77		86		89
Total credits (charge) in the year, net of risk margin allowance		88		91		(29)
Interest-related realised (losses) gains:
Losses arising in the year		(8)		(43)		376
Less: Amortisation of gains and losses arising in current and prior years to adjusted IFRS operating profit based on longer-term investment returns		(116)		(140)		(135)
Total interest-related realised (losses) gains		(124)		(183)		241
Related amortisation of deferred acquisition costs		5		19		(11)
Total short-term fluctuations related to debt securities		£ (31)		£ (73)		£ 201